Portfolio of Investments (unaudited)
As of July 31, 2023
abrdn Japan Equity Fund, Inc.

	Shares	Value
COMMON STOCKS—110.4%
JAPAN—110.4%
Communication Services—2.9%
Internet Initiative Japan, Inc.	68,000	$ 1,266,123
KDDI Corp.(a)	52,100	1,533,391
		2,799,514
Consumer Discretionary—13.8%
Denso Corp.	30,100	2,095,787
Koito Manufacturing Co. Ltd.	40,400	742,852
Nitori Holdings Co. Ltd.	8,300	1,016,357
Pan Pacific International Holdings Corp.	16,100	317,892
Shoei Co. Ltd.	64,900	1,179,921
Sony Group Corp.(a)	51,500	4,823,811
Toyota Motor Corp.(a)	159,100	2,675,067
Yamaha Corp.	6,800	263,488
		13,115,175
Consumer Staples—13.0%
Ajinomoto Co., Inc.	60,000	2,337,893
Asahi Group Holdings Ltd.(a)	87,600	3,443,491
Milbon Co. Ltd.	20,600	741,209
Seven & i Holdings Co. Ltd.	43,700	1,812,898
Shiseido Co. Ltd.	26,200	1,148,714
Suntory Beverage & Food Ltd.	43,500	1,548,470
Welcia Holdings Co. Ltd.	70,200	1,321,428
		12,354,103
Financials—12.5%
Japan Exchange Group, Inc.	37,100	646,401
Mitsubishi UFJ Financial Group, Inc.	522,800	4,209,715
Tokio Marine Holdings, Inc.(a)	206,200	4,741,565
Tokyo Century Corp.(a)	35,800	1,402,196
WealthNavi, Inc.(b)	33,700	326,125
Zenkoku Hosho Co. Ltd.	15,000	526,567
		11,852,569
Health Care—11.8%
AS One Corp.	19,600	779,281
Asahi Intecc Co. Ltd.	36,500	749,027
Astellas Pharma, Inc.	95,200	1,392,047
Chugai Pharmaceutical Co. Ltd.(a)	42,700	1,270,805
Daiichi Sankyo Co. Ltd.	76,800	2,365,410
Hoya Corp.(a)	13,300	1,548,909
Jeol Ltd.	41,300	1,416,587
Olympus Corp.	103,300	1,685,539
		11,207,605
Industrials—23.7%
AGC, Inc.	28,700	1,037,035
Amada Co. Ltd.(a)	170,100	1,674,042
Daikin Industries Ltd.(a)	10,400	2,102,867
Daiseki Co. Ltd.	21,500	724,596
FANUC Corp.(a)	31,600	966,720
Fuji Electric Co. Ltd.	38,300	1,731,527
Hitachi Ltd.	59,600	3,901,683
Makita Corp.(a)	36,400	1,022,150
Shares		Value

MISUMI Group, Inc.(a)	94,300	$ 1,725,136
Nabtesco Corp.	19,400	411,501
Nihon M&A Center Holdings, Inc.	27,600	158,061
Open Up Group, Inc.	86,100	1,350,507
Recruit Holdings Co. Ltd.(a)	45,900	1,589,776
SHO-BOND Holdings Co. Ltd.	25,700	1,043,805
Takasago Thermal Engineering Co. Ltd.	73,000	1,318,061
Takuma Co. Ltd.	20,000	218,847
TechnoPro Holdings, Inc.	63,300	1,638,840
		22,615,154
Information Technology—22.0%
Advantest Corp.(a)	16,800	2,323,605
Appier Group, Inc.(b)	52,600	625,868
Elecom Co. Ltd.	74,200	798,691
Ibiden Co. Ltd.	48,300	2,935,639
Kaga Electronics Co. Ltd.	29,900	1,339,401
Keyence Corp.(a)	8,300	3,724,558
Kohoku Kogyo Co. Ltd.	14,700	651,803
NEC Corp.	25,800	1,305,361
Nomura Research Institute Ltd.	65,700	1,866,860
Otsuka Corp.	33,400	1,390,888
Sansan, Inc.(b)	55,800	590,640
Tokyo Electron Ltd.	16,400	2,461,426
Zuken, Inc.	33,400	973,636
		20,988,376
Materials—7.4%
Kansai Paint Co. Ltd.(a)	89,400	1,465,385
Nippon Paint Holdings Co. Ltd.	348,400	3,192,131
Shin-Etsu Chemical Co. Ltd.(a)	72,600	2,391,796
		7,049,312
Real Estate—3.3%
JSB Co. Ltd.	14,900	558,823
Katitas Co. Ltd.	29,200	537,094
Tokyu Fudosan Holdings Corp.(a)	350,400	2,083,108
		3,179,025
Total Japan		105,160,833
Total Common Stocks		105,160,833
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(c)	53,952	53,952
Total Short-Term Investment		53,952
Total Investments (Cost $100,482,688)—110.5%		105,214,785
Liabilities in Excess of Other Assets—(10.5%)		(9,964,744)
Net Assets—100.0%		$95,250,041

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
2